Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2016
LendingClub Corp [Member]
Accumulated Other Comprehensive Loss

11. Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss represents other cumulative gains and losses that are not reflected in earnings. The components of other comprehensive income (loss) were as follows:

Year Ended December 31,	2016
	Before Tax	Tax Effect	Net of Tax
Change in net unrealized losses on securities available for sale	$1,515	$611	$904
Other comprehensive income	$1,515	$611	$904

Year Ended December 31,	2015
	Before Tax	Tax Effect	Net of Tax
Change in net unrealized losses on securities available for sale	$(1,671)	$—	$(1,671)
Other comprehensive loss	$(1,671)	$—	$(1,671)

Accumulated other comprehensive loss balances were as follows:

Total Accumulated Other Comprehensive Loss
Balance at December 31, 2014	$—
Change in net unrealized losses on securities available for sale	(1,671)
Balance at December 31, 2015	$(1,671)
Change in net unrealized losses on securities available for sale	904
Balance at December 31, 2016	$(767)

The Company did not have any items of other comprehensive income (loss) during the year ended December 31, 2014.